SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
Schedule of segment reporting information
	December 31, 2025
	Dynamic Aerospace Systems	Dynamic Deliveries	Total	December 31, 2024 Total
Revenue
Revenue	$-	$-	$-	$266

Operating Expenses
Professional fees	1,218,686	90,053	1,308,739	110,017
Salaries	989,842	68,433	1,058,275	81,000
Depreciation and amortization	196,594	84,789	281,383	58,754
Goodwill impairment	437,065	2,501,185	2,938,247	30,000
Other general and administrative costs	989,485	67,129	1,056,614	198,193
Total Operating Expenses	3,831,672	2,811,586	6,643,258	537,440

Loss from operations	$(3,831,672)	$(2,811,586)	$(6,643,258)	$(537,174)

Identifiable Assets
Identifiable assets as of December 31, 2025	$4,111,293	$9,195,374	$13,306,667
Identifiable assets as of December 31, 2024	$-	$-	$237